Annual Fund Operating Expenses - January - Equity Funds IV_Pro	Sep. 30, 2025
Nomura Growth and Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Nomura Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.77%
Nomura Growth and Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.02%
Nomura Growth and Income Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[2]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.69%
Nomura Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Nomura Opportunity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	1.11%
Nomura Opportunity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[4]
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	0.78%
Nomura Opportunity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	0.86%
Nomura Opportunity Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	1.86%
Nomura Opportunity Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	1.36%

[1]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.69% of the Fund’s Class R6 shares’ average daily net assets, from January 29, 2026 through January 28, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[2]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

[3]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.86% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.78% of the Fund’s Class R6 shares’ average daily net assets, from January 29, 2026 through January 28, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[4]
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”